Derivative Instruments - Summary of Cross Currency Swap Agreements (Detail) In Thousands, unless otherwise specified	6 Months Ended		6 Months Ended
	Jun. 30, 2014 USD ($)	Jun. 30, 2014 Cross currency swap agreements [Member] USD ($)	Jun. 30, 2014 Cross currency swap agreements [Member] Norwegian Kroner-denominated Bond due in 2017 [Member] NIBOR [Member] USD ($)	Jun. 30, 2014 Cross currency swap agreements [Member] Norwegian Kroner-denominated Bond due in 2017 [Member] NIBOR [Member] NOK	Jun. 30, 2014 Cross currency swap agreements [Member] Norwegian Kroner-denominated Bond due in 2018 [Member] NIBOR [Member] USD ($)	Jun. 30, 2014 Cross currency swap agreements [Member] Norwegian Kroner-denominated Bond due in 2018 [Member] NIBOR [Member] NOK
Derivative [Line Items]
Principal Amount	$ 469,066		$ 125,000	700,000	$ 150,000	900,000
Floating Rate Receivable, Margin			5.25%	5.25%	4.35%	4.35%
Fixed Interest Payment on Cross Currency Rate Swap	4.80%		6.88%	6.88%	6.43%	6.43%
Fair Value / Carrying Amount of (Liability)		$ (22,018)	$ (14,513)		$ (7,505)
Weighted-Average Remaining Term (years)	22 years 7 months 6 days		2 years 9 months 18 days	2 years 9 months 18 days	4 years 2 months 12 days	4 years 2 months 12 days